Note Investment Securities Available for Sale (AFS securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 2,962,984	$ 1,492,324
Less than 12 months Gross Unrealized Losses	21,762	23,750
12 months or more Fair Value	1,037,791	1,230,219
12 months or more Gross Unrealized Losses	41,601	41,752
Total Fair Value	4,000,775	2,722,543
Total Gross Unrealized Losses	63,363	65,502
US Treasury Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	589,689	49,465
Less than 12 months Gross Unrealized Losses	1,999	75
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	589,689	49,465
Total Gross Unrealized Losses	1,999	75
Obligations of U.S. Government sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	390,319	888,325
Less than 12 months Gross Unrealized Losses	2,128	6,866
12 months or more Fair Value	181,744	429,835
12 months or more Gross Unrealized Losses	2,680	5,525
Total Fair Value	572,063	1,318,160
Total Gross Unrealized Losses	4,808	12,391
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	884	14,419
Less than 12 months Gross Unrealized Losses	164	3,031
12 months or more Fair Value	19,490	41,084
12 months or more Gross Unrealized Losses	9,214	10,518
Total Fair Value	20,374	55,503
Total Gross Unrealized Losses	9,378	13,549
Collateralized Mortgage Obligations - Federal agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	331,501	539,658
Less than 12 months Gross Unrealized Losses	4,446	13,774
12 months or more Fair Value	814,195	733,814
12 months or more Gross Unrealized Losses	28,874	25,029
Total Fair Value	1,145,696	1,273,472
Total Gross Unrealized Losses	33,320	38,803
Mortgage Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,641,663	457
Less than 12 months Gross Unrealized Losses	12,992	4
12 months or more Fair Value	22,362	25,486
12 months or more Gross Unrealized Losses	833	680
Total Fair Value	1,664,025	25,943
Total Gross Unrealized Losses	13,825	$ 684
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	45
Less than 12 months Gross Unrealized Losses	5
12 months or more Fair Value	0
12 months or more Gross Unrealized Losses	0
Total Fair Value	45
Total Gross Unrealized Losses	5
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	8,883
Less than 12 months Gross Unrealized Losses	28
12 months or more Fair Value	0
12 months or more Gross Unrealized Losses	0
Total Fair Value	8,883
Total Gross Unrealized Losses	$ 28